                              CERTIFICATION

    Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Cash Management, Inc. (1933 Act File No. 2-64526; 1940 Act
File No. 811-2922) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 37
("Amendment No. 37") to its Registration Statement on Form N-1A, which is
Registrant's most recent post-effective amendment, and (b) that Amendment
No. 37 was filed electronically.

                             WADDELL & REED ADVISORS
                             CASH MANAGEMENT, INC.

Dated: December 20, 2000 By:  /s/Kristen A. Richards
                              -----------------------
                                 Kristen A. Richards
                                 Vice President, Secretary and
                                 Associate General Counsel